Consolidated Statements of Loss and Comprehensive Loss - CAD ($)	12 Months Ended
	Nov. 30, 2021	Nov. 30, 2020	Nov. 30, 2019
Income Statement
Sales	$ 184,396	$ 70,931	$ 28,257
Cost of sales	103,109	31,316	11,891
Gross Profit	81,287	39,615	16,366
OPERATING EXPENSES
General and administrative	3,320,081	1,596,658	1,905,475
Selling	709,010	1,081,478	739,615
Research and development	985,006	386,044	399,720
Total expenses	5,014,097	3,064,180	3,044,810
OTHER INCOME (EXPENSES)
Written-off of inventories	0	0	(22,800)
Impairment of development assets	0	0	(1,315,678)
Impairment of goodwill	0	0	(256,874)
Interest income	0	193	14,226
Interest expense	0	(165)	(394)
Paycheck protection program	0	100,818	0
Foreign exchange loss	(42,024)	(517)	(2,322)
NET LOSS BEFORE INCOME TAX	(4,974,834)	(2,924,236)	(4,612,286)
Deferred income tax recovery	0	0	245,479
NET LOSS	(4,974,834)	(2,924,236)	(4,366,807)
OTHER COMPREHENSIVE INCOME
Foreign currency translation gain	30,603	19,546	46,244
TOTAL COMPREHENSIVE LOSS	$ (4,944,231)	$ (2,904,690)	$ (4,320,563)
LOSS PER SHARE, basic and diluted	$ (0.09)	$ (0.08)	$ (0.14)
WEIGHTED AVERAGE NUMBER OF COMMON SHARES OUTSTANDING, basic and diluted	53,075,143	37,525,451	32,157,904